Finance Lease Liabilities (Details) - Schedule of Weighted-Average Lease Terms and Discount Rates for Operating Leases and Finance Leases	Mar. 31, 2024	Mar. 31, 2023
Weighted average remaining lease term (Years)
Finance leases, Weighted average remaining lease term (Years)	2 years	3 years
Weighted average discount rate (%)
Finance leases, Weighted average discount rate (%)	5.00%	5.00%